LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,454	$ 2,058	$ 1,639
Pension		39	26	24
Share based payments		931	1,601	1,707
Auditor's remuneration
Audit fees		1,082	861	888
Tax fees		175	407	89
Depreciation	[1]	675	830	1,405
Amortisation		1,190	945	889
Loss on the disposal of property, plant and equipment		0	0	(2)
Net foreign exchange differences		$ 376	$ 336	$ (1,210)

[1]	In 2024, US$204,000 was capitalised to research and development projects (2023: US$Nil) (2022: US$Nil).